GOING CONCERN	6 Months Ended
Jun. 30, 2012
GOING CONCERN
GOING CONCERN
7.	GOING CONCERN

The Company sustained operating losses during the three and six months ended June 30, 2012 and the year ended December 31, 2011.  The  Company's continuation as a going concern  is  dependent  on  its ability  to generate sufficient cash flows from operations to meet its obligations an d/or obtaining additional financing from its members or other sources, as may be required.

The accompanying unaudited condensed financial statements have been prepared assuming that the Company will continue as a going concern; however, the above condition raises substantial doubt about the Company's ability to do so. The condensed financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

Management's plans are to enter a merger transaction with another business and to raise additional funding.  As discussed in Note 1, the Company has completed a merger transaction with a private company, DDAC, on July 31, 2012, DDAC is expected to generate revenues in the next twelve months, however, if DDAC is not successful in executing its business plan. The Company will be required to decrease expenses and raise additional equity and/or debt financing.